Mortgage Notes and Revolving Credit Facility - Summary of Mortgage Notes and Revolving Credit Facility Secured by Company's Properties (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.40%	2.40%
Maximum Facility Size				$ 450,000		$ 100,000
Principal Balance Outstanding	[1]			5,785,823		3,295,684		$ 1,245,022
Deferred financing costs, net	[1]			(39,297)		(17,208)		(7,136)
Discount on assumed debt, net	[1]					286		216
Mortgage notes and revolving credit facility, net	[1]			5,747,138		3,278,762		1,238,102
Premium on assumed debt, net	[1]			$ 612		$ 286
One-Month LIBOR
Debt Instrument [Line Items]
Weighted Average Interest Rate				0.08%		0.14%
Fixed Rate Loans
Debt Instrument [Line Items]
Principal Balance Outstanding	[1]			$ 2,693,436		$ 2,236,290		1,004,423
Variable Rate Loans
Debt Instrument [Line Items]
Principal Balance Outstanding	[1]			3,092,387		1,059,394		240,599
Revolving Credit Facility | Variable Rate Loans
Debt Instrument [Line Items]
Maximum Facility Size				$ 200,000	[2]	200,000	[3]
Principal Balance Outstanding	[1],[3]					$ 172,800	[2]	0
Revolving Credit Facility | Variable Rate Loans | Weighted Average
Debt Instrument [Line Items]
Weighted Average Maturity Date	[4]			Oct. 21, 2021	[2]	Oct. 21, 2021	[3]
Revolving Credit Facility | Variable Rate Loans | One-Month LIBOR | Weighted Average
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[3],[5]					2.00%
Fixed Rate Mortgages | Fixed Rate Loans
Debt Instrument [Line Items]
Weighted Average Interest Rate				3.08%	[6]	3.11%	[5]
Principal Balance Outstanding	[1]			$ 2,693,436		$ 2,236,290		1,004,423
Fixed Rate Mortgages | Fixed Rate Loans | Weighted Average
Debt Instrument [Line Items]
Weighted Average Maturity Date	[4]			Sep. 07, 2030		Feb. 03, 2030
Floating Rate Mortgages | Variable Rate Loans
Debt Instrument [Line Items]
Principal Balance Outstanding	[1]			$ 3,092,387		$ 886,594		$ 240,599
Floating Rate Mortgages | Variable Rate Loans | Weighted Average
Debt Instrument [Line Items]
Weighted Average Maturity Date	[4]			Jul. 26, 2024		Mar. 30, 2025
Floating Rate Mortgages | Variable Rate Loans | One-Month LIBOR | Weighted Average
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[5]					1.81%

[1]	The majority of the Company’s mortgages contain yield or spread maintenance provisions.
[2]	The Company’s revolving credit facility can be drawn upon to fund the acquisition of future real estate investments. During October 2021, the Company extended this facility to October 21, 2022.
[3]	The Company’s revolving credit facility can be drawn upon to fund the acquisition of future real estate investments.
[4]	For loans where the Company, at its own discretion, has extension options, the maximum maturity date has been assumed.
[5]	The term “L” refers to the one-month LIBOR. As of December 31, 2020, one-month LIBOR was equal to 0.14%.
[6]	The term “L” refers to the one-month LIBOR. As of September 30, 2021, one-month LIBOR was equal to 0.08%.